COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company's obligations under capital and operating leases are as follows:

	Capital Leases	Operating Leases
As of June 30,	Amount	Amount
2016	$102,332	$93,732
2017	52,384	70,005
2018	-	1,997
Total minimum payments	$154,716	$165,734

The Company's obligations under various operating leases are as follows:
As of December 31,	Amount
2015	$137,298
2016	90,513
2017	24,456
2018	741
Total minimum payments	$253,008